UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04722

Provident Mutual Funds, Inc.
(Exact name of registrant as specified in charter)

N16 W23217 Stone Ridge Drive,
Suite 310
Waukesha, WI  53188
(Address of principal executive offices) (Zip code)

J. Scott Harkness
Provident Trust Company
N16 W23217 Stone Ridge Drive,
Suite 310
Waukesha, WI  53188
(Name and address of agent for service)

1-855-739-9950
Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period:  March 31, 2022

Item 1. Reports to Stockholders.

(a)

Semiannual Report
March 31, 2022

Provident Trust Strategy Fund
(PROVX)

A NO-LOAD MUTUAL FUND

TABLE OF CONTENTS

Letter to Shareholders	2
Expense Example	4
Industry Sectors	5
Schedule of Investments	5
Statement of Assets and Liabilities	7
Statement of Operations	8
Statements of Changes in Net Assets	9
Financial Highlights	10
Notes to Financial Statements	11
Additional Information	15

Provident Trust Strategy Fund
Letter to Shareholders (Unaudited)

April 1, 2022

Dear Fellow Provident Trust Strategy Fund Shareholders,

Provident Trust Strategy Fund (PROVX) declined -0.87% vs. a +5.92% gain for the S&P 500 Index (“S&P 500”) for the first six months of the fiscal year, October 1, 2021 to March 31, 2022. During Provident Trust Company’s tenure as portfolio manager (beginning September 9, 2002), PROVX gained +682.21% cumulatively with a 80.0% average month-end allocation to equities vs. +640.40% for the always fully invested S&P 500. Top performers for the first half of the fiscal year were UnitedHealth Group Inc., Costco Wholesale Corp. and The Charles Schwab Corp., while T. Rowe Price Group Inc., Meta Platforms, Inc. and PayPal Holdings, Inc. underperformed. We eliminated PayPal Holdings, Inc. from the portfolio due to slowing growth. Our March 31, 2022 equity exposure was approximately 83.0%.

The devastating impact of the Covid-19 pandemic was quickly offset by unprecedented central bank and fiscal stimulus. The 2020 – 2021 unemployment rate reached both a 60-year high 14% and a record low 3.5%.  Inflation broke a 30-year 2% trend, with the PCED inflation index gaining +6.1%, principally goods’ price inflation; services’ inflation remains subdued.

A complete S&P 500 stock market cycle includes both a 30% or more advance and a 20%+ decline, typically taking 5 – 7 years. Over the two pandemic years, the S&P 500 both declined -35% and rebounded +100%.

While Poland and Ukraine endured similar poverty as satellites of the USSR, Poland’s 2021 per capita economic output exceeds Ukraine’s by 4X and is also 30% above Russia’s. The Russian stock market declined -50% over the past six months and the Rouble is worth about 1 U.S. cent. Since 2006, Russia’s GDP grew by $150b vs. a $250b revenue gain for Apple. Russia is a nation in decline with 1.4mm citizens emigrating/fleeing to the West since 2019 (WSJ).

During the past two years, 10-year Treasury interest rates jumped to 2.8% from an all-time low 0.3%, the worst bond return in decades. We expect heightened investor apprehension will restrain the 10-year Treasury yield to 2 – 4%, a 1% increase from our previous forecast. We forecast 2022 inflation will erode bond purchasing power by 3 – 5%.

We estimate a S&P 500 2022 return of -15 – +5%, composed of $220 – 230 S&P 500 earnings valued at 18 – 22X. Stocks remain the vehicle of choice for investors seeking “real” purchasing power growth. The S&P 500 gained 352% over the ten years ended December 2021 vs. 33% for the Bloomberg Barclay’s Aggregate US Bond Index.

Thank you for your interest in the Provident Trust Strategy Fund.

J. Scott Harkness, CFA
President

The Fund’s 1-year and annualized 5-year and 10-year returns through March 31, 2022 were: 11.63%, 17.06% and 13.67%, respectively. The S&P 500, the Fund’s benchmark index, 1-year and annualized 5-year and 10-year returns through March 31, 2022 were: 15.65%, 15.99% and 14.64%, respectively.

The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance since the above time period may be higher or lower than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.provfunds.com.

As per the Fund’s January 31, 2022 Prospectus, the total annual Fund operating expenses as a percentage of the value of your investment, which incorporates indirect fees and expenses that the Fund incurs from investing in the shares of other mutual funds including money market funds, otherwise known as acquired fund fees and expenses or AFFE, was 0.93%.  Provident Trust Company has contractually agreed to cap the ratio of expenses to average net assets (excluding AFFE) at 1.00% through January 31, 2023.

While the Fund is no load, there are management fees and operating expenses that do apply. Such fees and expenses are described in the Fund’s Prospectus.

Mutual fund investing involves risk. Principal loss is possible. The Fund is non-diversified, meaning it concentrates its assets in fewer individual holdings than a diversified fund.  Therefore, the Fund is more exposed to individual stock volatility than a diversified fund.  The Fund may invest in smaller and medium sized companies, which involve additional risk such as more limited liquidity and greater volatility. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. The Fund may invest in money market funds. An investment in a money market fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the money market fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the fund.

S&P 500: An unmanaged index, consisting of 500 selected common stocks, commonly used to measure the performance of U.S. stocks. It is not possible to invest directly into an index.

GDP: Gross domestic product is the total monetary or market value of all the finished goods and services produced within a country’s borders in a specific time period.

PCED Inflation Index: The PCE deflator or Personal Consumption Expenditure Deflator is a measure of inflation based on changes in personal consumption.

Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security. For a complete list of Fund holdings as of March 31, 2022, please refer to the Schedule of Investments in this report.

Opinions expressed are subject to change, are not guaranteed and should not be considered investment advice or recommendations to buy or sell any security. Current and future holdings are subject to risk.

You may obtain a hard copy of the prospectus and the most recent performance data by calling (855) 739-9950 (also available at www.provfunds.com). Please read the statutory and summary prospectus carefully to consider the investment objectives, risks, charges and expenses before investing or sending money. The prospectus contains this and more information. Please read the prospectus carefully before investing.

Provident Trust Strategy Fund
Expense Example (Unaudited)

As a shareholder of the Provident Trust Strategy Fund, you incur ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. You do not incur transaction costs such as sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees because the Fund does not charge these fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2021 through March 31, 2022.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

In addition to the costs highlighted and described below, the only Fund transaction costs you might currently incur would be wire fees ($15 per wire), if you choose to have proceeds from a redemption wired to your bank account instead of receiving a check. Additionally, U.S. Bank charges an annual processing fee ($15) if you maintain an IRA account with the Fund. To determine your total costs of investing in the Fund, you would need to add any applicable wire or IRA processing fees you’ve incurred during the period to the costs provided in the example below.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge any transactional fees, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	10/01/21	3/31/22	10/01/21 – 3/31/22
Provident Trust Strategy Fund
Actual	$1,000.00	$ 991.30	$4.47
Hypothetical (5% return before expenses)	$1,000.00	$1,020.42	$4.53

*
Expenses are equal to the Fund’s annualized expense ratio of 0.90%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period between October 1, 2021 and March 31, 2022).

Provident Trust Strategy Fund
Industry Sectors
Percentage of Net Assets
March 31, 2022 (Unaudited)

Schedule of Investments
March 31, 2022 (Unaudited)

Shares		Cost	Value
COMMON STOCKS – 83.1% (a)

	Computer Services – 8.3%
62,760	Accenture PLC, Cl A	$1,824,144	$21,164,555

	Distribution/Wholesale – 4.3%
184,400	Fastenal Co.	3,244,490	10,953,360

	Finance, Credit Card – 3.1%
35,605	Visa Inc.	566,339	7,896,121

	Finance, Investment Banker/Broker – 9.5%
289,180	The Charles Schwab Corp.	10,358,918	24,380,766

	Internet Content-Entertainment – 3.5%
40,000	Meta Platforms, Inc. (Formerly Facebook, Inc.)*	8,722,377	8,894,400

	Investment Management/Advisory Services – 5.4%
91,560	T. Rowe Price Group Inc.	7,362,226	13,842,956

	Medical, Health Maintenance Organization – 9.7%
48,470	UnitedHealth Group Inc.	2,647,058	24,718,246

The accompanying notes to financial statements are an integral part of this schedule.

Provident Trust Strategy Fund
Schedule of Investments (Continued)
March 31, 2022 (Unaudited)

Shares or
Principal
Amount		Cost	Value
COMMON STOCKS – 83.1% (a) (Continued)

	Retail, Building Products – 5.6%
47,530	The Home Depot, Inc.	$3,971,270	$14,227,155

	Retail, Discount – 7.5%
33,110	Costco Wholesale Corp.	5,136,792	19,066,393

	Super-Regional Banks – United States – 6.6%
91,220	PNC Financial Services Group, Inc.	5,992,731	16,825,529

	Web Portals/Internet Service Providers – 19.6%
9,000	Alphabet, Inc., Cl A*	2,346,650	25,032,150
9,000	Alphabet, Inc., Cl C*	2,332,746	25,136,910
		4,679,396	50,169,060
	Total common stocks	54,505,741	212,138,541

SHORT-TERM INVESTMENTS – 17.0% (a)

	Money Market Fund – 9.2%
23,518,413	First American Treasury Obligations Fund, Cl X, 0.219%^	23,518,413	23,518,413

	U.S. Treasury Securities – 7.8%
$20,000,000	U.S. Treasury Bills, 0.471%, due 06/21/22†	19,982,000	19,978,850
	Total short-term investments	43,500,413	43,497,263
	Total investments – 100.1%	$98,006,154	255,635,804
	Other liabilities, less assets – (0.1%) (a)		(175,450)
	TOTAL NET ASSETS – 100.0%		$255,460,354

(a)	Percentages for the various classifications relate to total net assets.
*	Non-income producing security.
^	The rate quoted is the annualized 7-day yield as of March 31, 2022.
†	The rate shown is the effective yield as of March 31, 2022.
PLC – Public Limited Company

The accompanying notes to financial statements are an integral part of this schedule.

Provident Trust Strategy Fund
Statement of Assets and Liabilities
March 31, 2022 (Unaudited)

ASSETS:
Investments in securities, at value (cost $98,006,154)	$255,635,804
Receivables from shareholders for purchases	66,961
Dividends and interest receivable	2,407
Prepaid expenses	17,638
Total assets	$255,722,810

LIABILITIES:
Payable to shareholders for redemptions	39,467
Payable to adviser for management fees	134,975
Payable for administration and accounting services	28,616
Payable to transfer agent	31,194
Payable for professional fees	21,339
Payable to directors	4,475
Other liabilities	2,390
Total liabilities	262,456

Net assets	$255,460,354

NET ASSETS:
Capital Stock, $0.01 par value; 300,000,000
shares authorized; 11,723,956 shares outstanding	$84,721,691
Total distributable earnings	170,738,663
Net assets	$255,460,354

CALCULATION OF NET ASSET VALUE PER SHARE:
Net asset value, offering and redemption price per share
($255,460,354 ÷ 11,723,956 shares outstanding)	$21.79

The accompanying notes to financial statements are an integral part of this statement.

Provident Trust Strategy Fund
Statement of Operations
For the Six Month Period Ending March 31, 2022 (Unaudited)

INCOME:
Dividends	$1,168,981
Interest	6,244
Total investment income	1,175,225

EXPENSES:
Management fees	840,406
Transfer agent fees	140,529
Administration and accounting services	90,161
Professional fees	40,676
Registration fees	17,906
Custodian fees	12,243
Directors fees	8,975
Printing and postage expense	7,496
Other expenses	48,981
Total expenses	1,207,373
NET INVESTMENT INCOME (LOSS)	(32,148)
NET REALIZED GAIN ON INVESTMENTS	13,141,285
NET CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON INVESTMENTS	(15,170,812)
NET GAIN (LOSS) ON INVESTMENTS	(2,029,527)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(2,061,675)

The accompanying notes to financial statements are an integral part of this statement.

Provident Trust Strategy Fund
Statements of Changes in Net Assets
For the Six Month Period Ending March 31, 2022 (Unaudited) and For the Year Ended September 30, 2021

	2022	2021
OPERATIONS:
Net investment income (loss)	$(32,148)	$587,991
Net realized gain on investments	13,141,285	1,332,423
Net change in unrealized appreciation/depreciation on investments	(15,170,812)	71,642,526
Net increase (decrease) in net assets from operations	(2,061,675)	73,562,940

DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions	(979,095)	(19,810,866)

FUND SHARE ACTIVITIES:
Proceeds from shares issued
(516,271 and 1,148,956 shares, respectively)	11,741,964	23,075,551
Proceeds from shares issued in distributions reinvested
(40,030 and 1,043,957 shares, respectively)	934,708	18,843,419
Cost of shares redeemed
(789,135 and 2,412,951 shares, respectively)	(17,888,658)	(46,967,737)
Net increase/(decrease) in net assets derived from Fund share activities	(5,211,986)	(5,048,767)
TOTAL INCREASE/(DECREASE)	(8,252,756)	48,703,307

NET ASSETS AT THE BEGINNING OF THE PERIOD	263,713,110	215,009,803
NET ASSETS AT THE END OF THE PERIOD	$255,460,354	$263,713,110

The accompanying notes to financial statements are an integral part of these statements.

Provident Trust Strategy Fund
Financial Highlights
(Selected data for each share of the Fund outstanding throughout each period)

	(Unaudited)
	For the
	Six Month
	Period Ending
	March 31,		Years Ended September 30,
	2022		2021	2020	2019	2018	2017
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$22.06		$17.66	$16.08	$16.47	$13.71	$11.08
Income from investment operations:
Net investment income (loss)(1)	(0.00	)*	0.05	0.04	0.09	0.03	0.02
Net realized and unrealized gain (loss)
on investments	(0.19)		5.99	2.27	0.32	2.96	2.84
Total from investment operations	(0.19)		6.04	2.31	0.41	2.99	2.86
Less distributions:
Distributions from net investment income	(0.02)		(0.05)	(0.09)	(0.05)	(0.02)	(0.01)
Distributions from net realized gains	(0.06)		(1.59)	(0.64)	(0.75)	(0.21)	(0.22)
Total from distributions	(0.08)		(1.64)	(0.73)	(0.80)	(0.23)	(0.23)
Net asset value, end of period	$21.79		$22.06	$17.66	$16.08	$16.47	$13.71

TOTAL RETURN	(0.87	)%(2)	36.27%	14.67%	3.17%	21.98%	26.19%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s $)	255,460		263,713	215,010	183,788	180,055	137,737
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(3)	0.90	%(4)	0.92%	0.96%	0.96%	0.96%	1.02%
After expense reimbursement/recoupment(3)	0.90	%(4)	0.92%	0.96%	0.98%	1.00%	1.00%
Ratio of net investment income (loss)
to average net assets:
Before expense reimbursement/recoupment(3)	(0.02	)%(4)	0.24%	0.25%	0.59%	0.26%	0.11%
After expense reimbursement/recoupment(3)	(0.02	)%(4)	0.24%	0.25%	0.57%	0.22%	0.13%
Portfolio turnover rate	0	%(2)	0%	14%	6%	2%	7%

*	Amount is less than $(0.005).
(1)	Net investment income per share was calculated using average shares outstanding.
(2)	Not annualized.
(3)
Expenses waived or reimbursed reflect reductions to total expenses, whereas expenses recouped reflect increases to total expenses, as discussed in notes to the financial statements. These reimbursed amounts decrease the net investment loss ratio or increase the net investment income ratio, and recouped amounts increase the net investment loss ratio or decrease the net investment income ratio, as applicable.

(4)	Annualized.

The accompanying notes to financial statements are an integral part of this statement.

Provident Trust Strategy Fund
Notes to Financial Statements
March 31, 2022 (Unaudited)

(1)	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies of Provident Mutual Funds, Inc. (the “Company”), which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification  Topic 946, “Financial Services – Investment Companies.” The Company consists of one non-diversified fund – Provident Trust Strategy Fund (the “Fund”). The Company was incorporated under the laws of Wisconsin on May 23, 1986.

The investment objective of the Fund is long-term growth of capital.

(a)
Each equity security is valued at the last sale price reported by the principal security exchange on which the issue is traded. Securities that are traded on the Nasdaq Markets are valued at the Nasdaq Official Closing Price, or if no sale is reported, the latest bid price. Securities which are traded over-the-counter, bonds and short-term U.S. Treasury Bills are valued using an evaluated bid from a pricing service. Money market funds are valued at net asset value per share. Securities for which quotations are not readily available are valued at fair value as determined by the Fund’s investment adviser under the supervision of the Board of Directors. The fair value of a security may differ from the Fund’s last quoted price and the Fund may not be able to sell a security at the estimated fair value. Market quotations may not be available, for example, if trading in particular securities has halted during the day and not resumed prior to the close of trading on the New York Stock Exchange. As of March 31, 2022, there were no securities that were internally fair valued.

In determining fair value, the Fund uses various valuation approaches. Generally accepted accounting principles in the United States of America (“GAAP”) establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by generally requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 —	Valuations based on unadjusted quoted prices in active markets for identical assets that the Fund has the ability to access.

Level 2 —	Valuations based on quoted prices for similar assets or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 —	Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The following table summarizes the Fund’s investments as of March 31, 2022, based on the inputs used to value them:

		Investments
Valuation Inputs		in Securities
Level 1 —	Common Stocks	$212,138,541
	Money Market Fund	23,518,413
	Total Level 1	235,656,954
Level 2 —	U.S. Treasury Securities	19,978,850
Level 3 —	None	—
Total		$255,635,804

See the Schedule of Investments for investments detailed by industry classification.

Provident Trust Strategy Fund
Notes to Financial Statements (Continued)
March 31, 2022 (Unaudited)

(b)
The Fund may purchase securities on a when-issued or delayed delivery basis. Although the payment and interest terms of these securities are established at the time the purchaser enters into the agreement, these securities may be delivered and paid for at a future date, generally within 45 days. The Fund records purchases of when-issued securities and reflects the value of such securities in determining net asset value in the same manner as other portfolio securities.  For the six month period ending March 31, 2022, there were no such securities.

(c)	Net realized gains and losses on sales of securities are computed on the identified cost basis. For financial reporting purposes, investment transactions are recorded on the trade date.

(d)
Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. The Fund records the amortization and accretion of premiums and discounts, respectively, on securities purchased using the effective interest method in accordance with GAAP.

(e)
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

(f)
No provision has been made for federal income taxes since the Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all net investment company taxable income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies.

(g)
The Fund has reviewed all open tax years and major jurisdictions, which include federal and the state of Wisconsin, and concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. During the six month period ending March 31, 2022, the Fund did not incur any interest or penalties. Open tax years are those that are open for exam by taxing authorities and, as of March 31 2022, open federal tax years include tax years ended September 30, 2018 through 2021. The Fund has no examinations in progress and is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(h)
GAAP requires that certain components of net assets relating to permanent differences be reclassified for financial statement and federal income tax purposes. These differences are caused primarily by the utilization of earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction. These reclassifications have no effect on net assets, results of operations or net asset value per share.

(i)
In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined that there were no subsequent events that would need to be disclosed in the Fund’s financial statement disclosures.

(2)	Investment Adviser and Management Agreement and Transactions with Related Parties

The Company, on behalf of the Fund, entered into an investment advisory agreement (the “Advisory Agreement”) with Provident Trust Company (“PTC”), with whom certain officers and a director of the Fund are affiliated, to serve as the investment adviser. Under the terms of the Advisory Agreement, the Fund pays 0.75% on the first $30,000,000 of average daily net assets, 0.65% on average daily net assets in excess of $30,000,000 and less than $100,000,000, and 0.60% on average daily net assets over $100,000,000. The Fund is responsible for paying a share of the compensation, benefits and expenses of its Chief Compliance Officer. For administrative convenience, PTC initially makes these payments and is later reimbursed by the Fund.

Pursuant to an expense cap/reimbursement agreement between PTC and the Company, PTC has agreed to waive a portion of its management fee and/or assume expenses for the Fund to the extent necessary to ensure that the Fund’s total operating expenses, excluding taxes, interest, brokerage commissions and other costs relating to portfolio securities

Provident Trust Strategy Fund
Notes to Financial Statements (Continued)
March 31, 2022 (Unaudited)

transactions (including the costs, fees and expenses associated with the Fund’s investments in other investment companies) and other extraordinary expenses, do not exceed 1.00% of the Fund’s average daily net assets on an annual basis. The expense cap/reimbursement agreement will continue in effect until January 31, 2023, with successive renewal terms of one year unless terminated by PTC or the Company prior to any such renewal. PTC is entitled to recoup such amounts from the Fund for a period of up to three years from the date PTC reduced its compensation and/or assumed expenses for the Fund. During the six month period ending March 31, 2022, no such expenses were waived and PTC has recouped all eligible amounts.

The Fund adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that the Fund may charge a distribution and service fee not to exceed 0.25% (on an annualized basis) of the Fund’s average daily net assets. Amounts payable under the Plan are paid monthly for any activities or expenses primarily intended to result in the sale of shares of the Fund. For the six month period ending March 31, 2022, no such expenses were charged to shareholders.

Under the Company’s organizational documents, each director, officer, employee or other agent of the Company is indemnified, to the extent permitted by the 1940 Act, against certain liabilities that may arise out of performance of their duties to the Company. Additionally, in the normal course of business, the Company, on behalf of the Fund, enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and believes the risk of loss to be remote.

As of March 31, 2022, PTC beneficially owned 16.03% of the outstanding shares of the Fund on behalf of its investment advisory clients. In addition, as of March 31, 2022, PTC’s employees, as participants in the Provident Trust Company Retirement Plan (the “Retirement Plan”), beneficially owned 15.77% of the outstanding shares of the Fund. As a result, as of March 31, 2022, in its capacity as sponsor of the Retirement Plan and investment manager of advisory accounts, PTC beneficially owned, in the aggregate, 31.80% of the outstanding shares of the Fund.

(3)	Loan Agreement

U.S. Bank, N.A. has made available to the Fund an unsecured line of credit for $27,000,000, pursuant to an amended Loan Agreement (“Agreement”) effective January 23, 2022, for the purpose of having cash available to satisfy redemption requests. For the period October 1, 2021 through January 22, 2022, the line of credit available was $23,000,000. Principal and interest on a loan under the Agreement is due not more than 20 days after the date of the loan. Amounts under the credit facility bear interest at a rate per annum equal to the current prime rate minus one percent on the amount borrowed (2.50% on March 31, 2022). The Agreement expires on January 22, 2023, however, it is renewable annually.  For the six month period ending March 31, 2022, the Fund did not utilize the line of credit.

(4)	Distributions to Shareholders

Net investment income and net realized gains, if any, are distributed to shareholders at least annually. Distributions to shareholders are recorded on the ex-dividend date. On December 17, 2021, the Board of Directors declared a distribution of $0.01647115 per share from net investment income, $0.00362 per share from short-term capital gains, which will be treated as ordinary income, and $0.06295 from long-term capital gains, payable December 17, 2021, to shareholders of record on December 16, 2021.

(5)	Investment Transactions

For the six month period ending March 31, 2022, purchases and proceeds of sales of investment securities (excluding all short-term securities) were $0 and $17,315,342, respectively.

Provident Trust Strategy Fund
Notes to Financial Statements (Continued)
March 31, 2022 (Unaudited)

(6)	Income Tax Information

The following information for the Fund is presented on an income tax basis as of September 30, 2021:

			Net		Distributable
	Gross	Gross	Unrealized	Distributable	Long-Term	Total
Cost of	Unrealized	Unrealized	Appreciation	Ordinary	Capital	Distributable
Investments	Appreciation	Depreciation	on Investments	Income	Gains	Earnings
$91,094,979	$172,800,471	$(9)	$172,800,462	$236,791	$742,180	$173,779,433

As of September 30, 2021, there were no differences between the cost of investments for financial statement and federal income tax purposes.

The tax components of dividends paid during the six month period ending March 31, 2022 (Unaudited) and the year ended September 30, 2021 are:

March 31, 2022 (Unaudited)		September 30, 2021
Ordinary	Long-Term	Ordinary	Long-Term
Income	Capital Gains	Income	Capital Gains
Distributions	Distributions	Distributions	Distributions
$236,907	$742,188	$1,205,525	$18,605,341

Provident Trust Strategy Fund
Additional Information (Unaudited)
March 31, 2022

For a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, please call 1-855-739-9950 and request a Statement of Additional Information. One will be mailed to you free of charge. The Statement of Additional Information is also available on the Fund’s website at http://www.provfunds.com or the website of the Securities and Exchange Commission (the “Commission”) at http://www.sec.gov. Information on how the Fund voted proxies relating to portfolio securities is available without charge by calling 1-855-739-9950, or on the Fund’s website at http://www.provfunds.com, or the website of the Commission no later than August 31 for the prior 12 months ending June 30.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the Commission’s website at http://www.sec.gov. Schedules of portfolio holdings are also available at http://www.provfunds.com.

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Provident Trust Strategy Fund
N16 W23217 Stone Ridge Drive, Suite 310
Waukesha, Wisconsin 53188

BOARD OF DIRECTORS
JOHN F. HENSLER
ROBERT H. MANEGOLD
THOMAS N. TUTTLE, JR.
WILLARD T. WALKER, JR.

INVESTMENT ADVISER
PROVIDENT TRUST COMPANY
N16 W23217 Stone Ridge Drive, Suite 310
Waukesha, Wisconsin 53188

ADMINISTRATOR, ACCOUNTANT, TRANSFER AGENT
AND DIVIDEND DISBURSING AGENT
U.S. BANCORP FUND SERVICES, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202
800-811-5311 or 414-765-4124

CUSTODIAN
U.S. BANK, N.A.
1555 North RiverCenter Drive, Suite 302
Milwaukee, Wisconsin 53212

DISTRIBUTOR
QUASAR DISTRIBUTORS, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, Wisconsin 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
COHEN & COMPANY, LTD.
342 North Water Street, Suite 830
Milwaukee, Wisconsin 53202

LEGAL COUNSEL
GODFREY & KAHN, S.C.
833 East Michigan Street, Suite 1800
Milwaukee, Wisconsin 53202

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

None

Item 11. Controls and Procedures.

(a)
The registrant’s President/Principal Executive Officer, J. Scott Harkness, and Treasurer/Principal Financial Officer, Michael A. Schelble, have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Provident Mutual Funds, Inc.

By         /s/J. Scott Harkness
                J. Scott Harkness, President/Principal Executive Officer

Date    May 2, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By         /s/J. Scott Harkness
                J. Scott Harkness, President/Principal Executive Officer

Date    May 2, 2022

By         /s/Michael A. Schelble
                Michael A. Schelble, Treasurer/Principal Financial Officer

Date    May 2, 2022